Average Annual Total Returns			12 Months Ended	60 Months Ended	81 Months Ended	84 Months Ended	96 Months Ended	120 Months Ended		121 Months Ended	134 Months Ended	172 Months Ended
		Oct. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024 [5]	Dec. 31, 2024	Dec. 31, 2024 [5]
DF Tactical Allocation Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			7.22%	2.14%	2.15%
Performance Inception Date		Apr. 06, 2018
DF Tactical Allocation Fund Class C | M S C I A C World Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.49%	10.06%	9.84%
DF Tactical Allocation Fund Class C | Dow Jones Moderately Conservative Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.44%	2.90%	3.72%
DF Tactical Allocation Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			2.64%	1.86%	2.14%
Performance Inception Date		Apr. 06, 2018
DF Tactical Allocation Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			8.39%	3.18%	3.19%
Performance Inception Date		Apr. 06, 2018
DF Tactical Allocation Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		7.00%	2.36%	2.41%
DF Tactical Allocation Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		5.04%	2.13%	2.17%
DF Tactical Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			(0.91%)	(0.98%)				0.82%	[4]			1.80%
Performance Inception Date		Sep. 14, 2010
DF Tactical Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[4]		3.54%	(0.83%)				0.51%		0.41%
Performance Inception Date		Nov. 25, 2014
DF Tactical Income Fund Class C | Bloomberg Global Aggregate Bond Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[6]		(1.69%)	(1.96%)				0.15%	[4]	0.69%
DF Tactical Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			4.56%	0.16%				1.52%	[4]			2.00%
Performance Inception Date		Sep. 14, 2010
DF Tactical Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.54%	(0.87%)				0.49%	[4]			0.88%
DF Tactical Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]		2.69%	(0.30%)				0.73%	[4]			1.07%
DF Tactical Dividend Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			6.40%	3.12%				2.24%	[8]		3.27%
Performance Inception Date		Nov. 07, 2013
DF Tactical Dividend Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[8]		11.13%	3.39%				1.99%			1.74%
Performance Inception Date		Nov. 25, 2014
DF Tactical Dividend Fund Class C | Syntax U S Large Cap 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[9]		25.93%	14.72%				13.25%	[8]		13.70%
DF Tactical Dividend Fund Class C | Syntax U S Net Value Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[10]		17.95%	10.59%				9.58%	[8]		10.31%
DF Tactical Dividend Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			12.32%	4.45%				3.03%	[8]		4.00%
Performance Inception Date		Nov. 07, 2013
DF Tactical Dividend Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.74%	3.89%				1.78%	[8]		2.80%
DF Tactical Dividend Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[11]		7.69%	3.39%				2.12%	[8]		2.92%
DF Tactical Momentum Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			14.91%	5.75%			5.69%
Performance Inception Date		Dec. 23, 2016
DF Tactical Momentum Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			21.11%	6.20%			5.69%
Performance Inception Date		Dec. 23, 2016
DF Tactical Momentum Fund Class C Shares | Syntax U S Large Cap 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[12]		25.93%	14.72%			14.83%
DF Tactical Momentum Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			22.29%	7.28%			6.74%
Performance Inception Date		Dec. 23, 2016
DF Tactical Momentum Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			21.70%	7.18%			5.94%
DF Tactical Momentum Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]		13.64%	5.72%			4.99%
DF Tactical Yield Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			5.77%	2.47%		2.33%
Performance Inception Date		Dec. 27, 2017
DF Tactical Yield Fund Class C | Bloomberg U S Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[14]		1.25%	(0.33%)		0.98%
DF Tactical Yield Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			2.68%	2.75%		2.67%
Performance Inception Date		Dec. 27, 2017
DF Tactical Yield Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			6.75%	3.48%		3.33%
Performance Inception Date		Dec. 27, 2017
DF Tactical Yield Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.74%	1.79%		1.71%
DF Tactical Yield Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[15]		3.96%	1.94%		1.85%

[1]	The MSCI AC World Index is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly.
[2]	The Dow Jones Moderately Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The Dow Jones Moderately Conservative Portfolio Index risk level is set to 40% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months).
[3]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.
[4]	Class C shares of the Fund commenced operations on November 25, 2014
[5]	The since inception date for Class A, Class I and the benchmark returns is September 14, 2010
[6]	The Bloomberg Global Aggregate Bond Index is composed of the U.S. Aggregate Index, the Pan-European Index and the Japanese component of the Global Treasury Index. All issues must be fixed rate, nonconvertible and have at least one year remaining to maturity. Securities from countries classified as emerging markets are excluded. The index is weighted according to each country’s market capitalization, except for Japan, which is weighted by the market capitalization of the 40 largest Japanese government bonds.
[7]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.
[8]	Class C Shares commenced operations on November 25, 2014.
[9]	The Syntax US LargeCap 500 Index float market cap-weights the 500 largest public US companies as ranked by their float market caps, subject to rank buffers and liquidity screens.
[10]	The Syntax US Net Value Index weights by score-modified float market cap the top 500 stocks in the Syntax US 1000 Index (SY1000) as ranked by their Syntax Net Value Scores, which subtract the stock’s Syntax Pure Growth Score from its Syntax Pure Value Score in order to measure the emphasis on value over growth characteristics.
[11]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.
[12]	The Syntax US LargeCap 500 Index float market cap-weights the 500 largest public US companies as ranked by their float market caps, subject to rank buffers and liquidity screens.
[13]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.
[14]	The Bloomberg U.S. Aggregate Bond Index is a benchmark that measures the performance of the U.S. investment-grade bond market. It’s a broad-based index that tracks a variety of bonds, including Treasuries, corporate securities, mortgage-backed securities, and asset-backed securities
[15]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for Class A and Class C shares, which are not shown, will vary from those of Class I shares.